Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000049804
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	5.53%	(0.83%)	0.39%
C000100401
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.24%	(0.87%)	0.15%
C000100402
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014445
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisers Class
C000014446
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	6.97%	4.00%	3.82%
C000014448
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.77%	3.92%	3.54%
C000014449
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000171616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000014440
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisers Class
C000014441
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	6.33%	4.02%	3.75%
C000014443
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.14%	3.94%	3.47%
C000014444
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000177290
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000049802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	4.84%	3.34%	2.93%
C000081636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	6.61%	3.30%	2.70%
C000049803
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000089783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000191155
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000014451
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	4.79%	(0.08%)	0.46%
C000014453
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	6.65%	(0.16%)	0.19%
C000077399
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014450
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000014454
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	10.85%	4.16%	4.35%
C000014456
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	12.66%	4.11%	4.06%
C000081635
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000243418
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000227652
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisers Class
C000014457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	4.32%	0.58%	1.04%
C000014459
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.14%	0.44%	0.79%
C000078260
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014479
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	7.70%	3.62%	3.11%
C000014481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.50%	3.53%	2.83%
C000077400
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000080481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000014463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	25.75%	9.97%	9.08%
C000014465
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	30.73%	10.32%	9.02%
C000162692
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014437
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	24.76%	8.62%	8.33%
C000014439
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	29.68%	8.98%	8.26%
C000058335
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000148037
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	17.37%	8.07%	4.55%
C000148039
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000049805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	7.26%	(0.30%)	1.18%
C000092670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.36%	(0.34%)	0.94%
C000084543
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000053808
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisers Class
C000053809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	7.57%	4.64%	4.36%
C000053811
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.61%	4.82%	4.29%
C000053812
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000213855
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000014460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	19.14%	9.78%	7.74%
C000014462
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	23.91%	10.15%	7.68%
C000054103
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000023227
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	15.44%	6.37%	6.00%
C000023228
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	19.96%	6.74%	5.94%
C000023230
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000023229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000091467
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	6.10%	4.26%	3.62%
C000091468
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.84%	4.18%	3.38%
C000091469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000096923
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000191156
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000104668
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	8.57%	3.18%	3.87%
C000104757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.39%	3.08%	3.64%
C000104670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000215014
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000014419
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	13.50%	3.33%	4.10%
C000014421
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	17.94%	3.67%	4.04%
C000070574
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000132340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	6.00%	3.19%	3.49%
C000132342
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014425
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	27.04%	13.05%	12.03%
C000014427
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	32.10%	13.41%	11.97%
C000014431
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	22.52%	6.32%	7.68%
C000014433
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	27.30%	6.66%	7.61%
C000081633
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000049804
Average Annual Return [Line Items]
Average Annual Return, Percent	9.05%	(0.16%)	0.72%
Without Sales Load [Member] | C000100401
Average Annual Return [Line Items]
Average Annual Return, Percent	8.24%	(0.87%)	0.15%
Without Sales Load [Member] | C000100402
Average Annual Return [Line Items]
Average Annual Return, Percent	9.34%	0.14%	1.01%
Without Sales Load [Member] | C000014445
Average Annual Return [Line Items]
Average Annual Return, Percent	10.59%	4.69%	4.16%
Without Sales Load [Member] | C000014446
Average Annual Return [Line Items]
Average Annual Return, Percent	10.57%	4.69%	4.16%
Without Sales Load [Member] | C000014448
Average Annual Return [Line Items]
Average Annual Return, Percent	9.77%	3.92%	3.54%
Without Sales Load [Member] | C000014449
Average Annual Return [Line Items]
Average Annual Return, Percent	10.86%	4.96%	4.42%
Without Sales Load [Member] | C000171616
Average Annual Return [Line Items]
Average Annual Return, Percent	10.93%	5.02%	4.47%
Without Sales Load [Member] | C000014440
Average Annual Return [Line Items]
Average Annual Return, Percent	9.82%	4.70%	4.07%
Without Sales Load [Member] | C000014441
Average Annual Return [Line Items]
Average Annual Return, Percent	9.92%	4.70%	4.09%
Without Sales Load [Member] | C000014443
Average Annual Return [Line Items]
Average Annual Return, Percent	9.14%	3.94%	3.47%
Without Sales Load [Member] | C000014444
Average Annual Return [Line Items]
Average Annual Return, Percent	10.23%	4.96%	4.34%
Without Sales Load [Member] | C000177290
Average Annual Return [Line Items]
Average Annual Return, Percent	10.29%	5.02%	4.40%
Without Sales Load [Member] | C000049802
Average Annual Return [Line Items]
Average Annual Return, Percent	8.31%	4.01%	3.27%
Without Sales Load [Member] | C000081636
Average Annual Return [Line Items]
Average Annual Return, Percent	7.61%	3.30%	2.70%
Without Sales Load [Member] | C000049803
Average Annual Return [Line Items]
Average Annual Return, Percent	8.59%	4.32%	3.57%
Without Sales Load [Member] | C000089783
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%	3.82%	3.06%
Without Sales Load [Member] | C000191155
Average Annual Return [Line Items]
Average Annual Return, Percent	8.68%	4.40%	3.62%
Without Sales Load [Member] | C000014451
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%	0.56%	0.79%
Without Sales Load [Member] | C000014453
Average Annual Return [Line Items]
Average Annual Return, Percent	7.65%	(0.16%)	0.19%
Without Sales Load [Member] | C000077399
Average Annual Return [Line Items]
Average Annual Return, Percent	8.56%	0.86%	1.06%
Without Sales Load [Member] | C000014450
Average Annual Return [Line Items]
Average Annual Return, Percent	7.99%	0.33%	0.55%
Without Sales Load [Member] | C000014454
Average Annual Return [Line Items]
Average Annual Return, Percent	14.53%	4.86%	4.70%
Without Sales Load [Member] | C000014456
Average Annual Return [Line Items]
Average Annual Return, Percent	13.66%	4.11%	4.06%
Without Sales Load [Member] | C000081635
Average Annual Return [Line Items]
Average Annual Return, Percent	14.79%	5.12%	4.96%
Without Sales Load [Member] | C000243418
Average Annual Return [Line Items]
Average Annual Return, Percent	14.90%	5.15%	4.97%
Without Sales Load [Member] | C000227652
Average Annual Return [Line Items]
Average Annual Return, Percent	6.64%	1.02%	1.25%
Without Sales Load [Member] | C000014457
Average Annual Return [Line Items]
Average Annual Return, Percent	6.80%	1.05%	1.27%
Without Sales Load [Member] | C000014459
Average Annual Return [Line Items]
Average Annual Return, Percent	6.14%	0.44%	0.79%
Without Sales Load [Member] | C000078260
Average Annual Return [Line Items]
Average Annual Return, Percent	7.05%	1.30%	1.52%
Without Sales Load [Member] | C000014479
Average Annual Return [Line Items]
Average Annual Return, Percent	11.26%	4.30%	3.45%
Without Sales Load [Member] | C000014481
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%	3.53%	2.83%
Without Sales Load [Member] | C000077400
Average Annual Return [Line Items]
Average Annual Return, Percent	11.55%	4.56%	3.72%
Without Sales Load [Member] | C000080481
Average Annual Return [Line Items]
Average Annual Return, Percent	10.98%	4.04%	3.20%
Without Sales Load [Member] | C000014463
Average Annual Return [Line Items]
Average Annual Return, Percent	32.73%	11.16%	9.67%
Without Sales Load [Member] | C000014465
Average Annual Return [Line Items]
Average Annual Return, Percent	31.73%	10.32%	9.02%
Without Sales Load [Member] | C000162692
Average Annual Return [Line Items]
Average Annual Return, Percent	33.09%	11.44%	9.92%
Without Sales Load [Member] | C000014437
Average Annual Return [Line Items]
Average Annual Return, Percent	31.66%	9.80%	8.91%
Without Sales Load [Member] | C000014439
Average Annual Return [Line Items]
Average Annual Return, Percent	30.68%	8.98%	8.26%
Without Sales Load [Member] | C000058335
Average Annual Return [Line Items]
Average Annual Return, Percent	32.00%	10.08%	9.18%
Without Sales Load [Member] | C000148037
Average Annual Return [Line Items]
Average Annual Return, Percent	23.89%	9.24%	5.17%
Without Sales Load [Member] | C000148039
Average Annual Return [Line Items]
Average Annual Return, Percent	24.24%	9.53%	5.44%
Without Sales Load [Member] | C000049805
Average Annual Return [Line Items]
Average Annual Return, Percent	10.86%	0.34%	1.52%
Without Sales Load [Member] | C000092670
Average Annual Return [Line Items]
Average Annual Return, Percent	10.36%	(0.34%)	0.94%
Without Sales Load [Member] | C000084543
Average Annual Return [Line Items]
Average Annual Return, Percent	11.14%	0.64%	1.83%
Without Sales Load [Member] | C000053808
Average Annual Return [Line Items]
Average Annual Return, Percent	11.16%	5.32%	4.70%
Without Sales Load [Member] | C000053809
Average Annual Return [Line Items]
Average Annual Return, Percent	11.16%	5.32%	4.71%
Without Sales Load [Member] | C000053811
Average Annual Return [Line Items]
Average Annual Return, Percent	10.61%	4.82%	4.29%
Without Sales Load [Member] | C000053812
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%	5.58%	4.97%
Without Sales Load [Member] | C000213855
Average Annual Return [Line Items]
Average Annual Return, Percent	11.60%	5.65%	5.00%
Without Sales Load [Member] | C000014460
Average Annual Return [Line Items]
Average Annual Return, Percent	25.77%	10.98%	8.32%
Without Sales Load [Member] | C000014462
Average Annual Return [Line Items]
Average Annual Return, Percent	24.91%	10.15%	7.68%
Without Sales Load [Member] | C000054103
Average Annual Return [Line Items]
Average Annual Return, Percent	26.14%	11.24%	8.59%
Without Sales Load [Member] | C000023227
Average Annual Return [Line Items]
Average Annual Return, Percent	21.82%	7.52%	6.57%
Without Sales Load [Member] | C000023228
Average Annual Return [Line Items]
Average Annual Return, Percent	20.96%	6.74%	5.94%
Without Sales Load [Member] | C000023230
Average Annual Return [Line Items]
Average Annual Return, Percent	22.14%	7.82%	6.85%
Without Sales Load [Member] | C000023229
Average Annual Return [Line Items]
Average Annual Return, Percent	21.64%	7.27%	6.30%
Without Sales Load [Member] | C000091467
Average Annual Return [Line Items]
Average Annual Return, Percent	9.63%	4.94%	3.97%
Without Sales Load [Member] | C000091468
Average Annual Return [Line Items]
Average Annual Return, Percent	8.84%	4.18%	3.38%
Without Sales Load [Member] | C000091469
Average Annual Return [Line Items]
Average Annual Return, Percent	9.97%	5.22%	4.27%
Without Sales Load [Member] | C000096923
Average Annual Return [Line Items]
Average Annual Return, Percent	9.41%	4.72%	3.76%
Without Sales Load [Member] | C000191156
Average Annual Return [Line Items]
Average Annual Return, Percent	9.97%	5.29%	4.33%
Without Sales Load [Member] | C000104668
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%	3.86%	4.21%
Without Sales Load [Member] | C000104757
Average Annual Return [Line Items]
Average Annual Return, Percent	11.39%	3.08%	3.64%
Without Sales Load [Member] | C000104670
Average Annual Return [Line Items]
Average Annual Return, Percent	12.49%	4.12%	4.54%
Without Sales Load [Member] | C000215014
Average Annual Return [Line Items]
Average Annual Return, Percent	12.66%	4.16%	4.56%
Without Sales Load [Member] | C000014419
Average Annual Return [Line Items]
Average Annual Return, Percent	19.82%	4.46%	4.67%
Without Sales Load [Member] | C000014421
Average Annual Return [Line Items]
Average Annual Return, Percent	18.94%	3.67%	4.04%
Without Sales Load [Member] | C000070574
Average Annual Return [Line Items]
Average Annual Return, Percent	20.07%	4.71%	4.94%
Without Sales Load [Member] | C000132340
Average Annual Return [Line Items]
Average Annual Return, Percent	9.53%	3.87%	3.83%
Without Sales Load [Member] | C000132342
Average Annual Return [Line Items]
Average Annual Return, Percent	9.80%	4.11%	4.09%
Without Sales Load [Member] | C000014425
Average Annual Return [Line Items]
Average Annual Return, Percent	34.09%	14.27%	12.64%
Without Sales Load [Member] | C000014427
Average Annual Return [Line Items]
Average Annual Return, Percent	33.10%	13.41%	11.97%
Without Sales Load [Member] | C000014431
Average Annual Return [Line Items]
Average Annual Return, Percent	29.31%	7.47%	8.26%
Without Sales Load [Member] | C000014433
Average Annual Return [Line Items]
Average Annual Return, Percent	28.30%	6.66%	7.61%
Without Sales Load [Member] | C000081633
Average Annual Return [Line Items]
Average Annual Return, Percent	29.63%	7.74%	8.53%
EATON VANCE: FTSE World Government Bond Index USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index (WGBI)
Average Annual Return, Percent	8.37%	(2.84%)	(0.47%)
EATON VANCE: FTSE World Government Bond Index USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index (WGBI)
Average Annual Return, Percent	8.37%	(2.84%)	(0.47%)
EATON VANCE: FTSE World Government Bond Index USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index (WGBI)
Average Annual Return, Percent	8.37%	(2.84%)	(0.47%)
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	9.92%	0.33%	2.11%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	9.92%	0.33%	2.11%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	9.92%	0.33%	2.11%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	9.92%	0.33%	2.11%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	9.92%	0.33%	2.11%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.59%	12.43%
EATON VANCE Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.59%	12.43%
EATON VANCE Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.59%	12.43%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.59%	12.43%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.59%	12.43%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.59%	12.43%
EATON VANCE Index: MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	25.32%	3.93%	3.43%
EATON VANCE Index: MSCI Emerging Markets
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	25.32%	3.93%	3.43%
EATON VANCE Index: J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return, Percent	8.76%	(0.92%)	(0.06%)
EATON VANCE Index: J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return, Percent	8.76%	(0.92%)	(0.06%)
EATON VANCE Index: J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return, Percent	8.76%	(0.92%)	(0.06%)
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%	12.01%	9.77%
EATON VANCE Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%	12.01%	9.77%
EATON VANCE Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%	12.01%	9.77%
EATON VANCE Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%	12.01%	9.77%
EATON VANCE Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%	12.01%	9.77%
EATON VANCE Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%	12.01%	9.77%
EATON VANCE Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%	12.01%	9.77%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	9.92%	0.33%	2.11%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	9.92%	0.33%	2.11%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	9.92%	0.33%	2.11%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	9.92%	0.33%	2.11%
EATON VANCE Index: Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD Hedged)
Average Annual Return, Percent	9.92%	0.33%	2.11%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	22.97%	6.24%	5.27%
EATON VANCE Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	22.97%	6.24%	5.27%
EATON VANCE Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	22.97%	6.24%	5.27%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%	15.25%	12.99%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%	15.25%	12.99%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.59%	12.43%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.59%	12.43%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.59%	12.43%
EATON VANCE Index: FTSEGovernmentBondIndex Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	8.45%	(2.41%)	(0.33%)
EATON VANCE Index: FTSEGovernmentBondIndex Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	8.45%	(2.41%)	(0.33%)
EATON VANCE Index: FTSEGovernmentBondIndex Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	8.45%	(2.41%)	(0.33%)
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: Morningstar ® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar <sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: Morningstar ® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar <sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: Morningstar ® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar <sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: Morningstar ® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar <sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: Morningstar ® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar <sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	1.69%
EATON VANCE Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	1.69%
EATON VANCE Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	1.69%
EATON VANCE Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	1.69%
EATON VANCE Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	1.69%
EATON VANCE Index: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	5.76%	1.33%	1.33%
EATON VANCE Index: ICE BofA US MBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. MBS Index
Average Annual Return, Percent	11.35%	(0.60%)	1.03%
EATON VANCE Index: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	5.76%	1.33%	1.33%
EATON VANCE Index: ICE BofA US MBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. MBS Index
Average Annual Return, Percent	11.35%	(0.60%)	1.03%
EATON VANCE Index: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	5.76%	1.33%	1.33%
EATON VANCE Index: ICE BofA US MBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. MBS Index
Average Annual Return, Percent	11.35%	(0.60%)	1.03%
EATON VANCE Index: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	5.76%	1.33%	1.33%
EATON VANCE Index: ICE BofA US MBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. MBS Index
Average Annual Return, Percent	11.35%	(0.60%)	1.03%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	16.49%	4.36%	4.77%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	16.47%	4.38%	4.77%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	16.49%	4.36%	4.77%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	16.47%	4.38%	4.77%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	16.49%	4.36%	4.77%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	16.47%	4.38%	4.77%
EATON VANCE Index: ICE BofA U.S. High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	16.49%	4.36%	4.77%
EATON VANCE Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	16.47%	4.38%	4.77%
EATON VANCE Index: ICE BofA 0-1 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-1 Year U.S. Treasury Index
Average Annual Return, Percent	5.47%	2.28%	1.72%
EATON VANCE Index: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	5.76%	1.33%	1.33%
EATON VANCE Index: ICE BofA 0-1 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-1 Year U.S. Treasury Index
Average Annual Return, Percent	5.47%	2.28%	1.72%
EATON VANCE Index: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	5.76%	1.33%	1.33%
EATON VANCE Index: ICE BofA 0-1 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-1 Year U.S. Treasury Index
Average Annual Return, Percent	5.47%	2.28%	1.72%
EATON VANCE Index: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	5.76%	1.33%	1.33%
EATON VANCE Index: ICE BofA 0-1 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-1 Year U.S. Treasury Index
Average Annual Return, Percent	5.47%	2.28%	1.72%
EATON VANCE Index: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	5.76%	1.33%	1.33%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
EATON VANCE Index: 80Rus3k10MSCIEFAF10IC3BOAFRDDF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	34.52%	12.59%	10.98%
EATON VANCE Index: ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	20.33%	2.61%	4.52%
EATON VANCE Index: 80Rus3k10MSCIEFAF10IC3BOAFRDDF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	34.52%	12.59%	10.98%
EATON VANCE Index: ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	20.33%	2.61%	4.52%
EATON VANCE Index: 80Rus3k10MSCIEFAF10IC3BOAFRDDF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	34.52%	12.59%	10.98%
EATON VANCE Index: ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	20.33%	2.61%	4.52%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.13%	8.86%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.13%	8.86%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	30.98%	10.13%	8.86%
EATON VANCE Index: 50% Emg Mkts Equal Country Wt/ 50% MSCI Frontier Mkt
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	20.57%	4.06%	1.93%
EATON VANCE Index: MSCI Emerging Markets Equal Country Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Equal Country Weighted Index
Average Annual Return, Percent	19.46%	4.70%	2.14%
EATON VANCE Index: MSCI Frontier Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets Index
Average Annual Return, Percent	21.49%	3.06%	1.40%
EATON VANCE Index: 50% Emg Mkts Equal Country Wt/ 50% MSCI Frontier Mkt
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	20.57%	4.06%	1.93%
EATON VANCE Index: MSCI Emerging Markets Equal Country Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Equal Country Weighted Index
Average Annual Return, Percent	19.46%	4.70%	2.14%
EATON VANCE Index: MSCI Frontier Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Markets Index
Average Annual Return, Percent	21.49%	3.06%	1.40%
EATON VANCE Index: Morningstar ® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar <sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: Morningstar ® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar <sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: Morningstar ® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar <sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: Morningstar ® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar <sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: Morningstar ® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar <sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: 65MSCIWrld35BofADevHYxSub
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	27.49%	9.22%	7.88%
EATON VANCE Index: ICE BoFA DM HU Ex Sub - USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA DM HY
Average Annual Return, Percent	16.52%	3.87%	4.17%
EATON VANCE Index: 65MSCIWrld35BofADevHYxSub
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	27.49%	9.22%	7.88%
EATON VANCE Index: ICE BoFA DM HU Ex Sub - USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA DM HY
Average Annual Return, Percent	16.52%	3.87%	4.17%
EATON VANCE Index: 65MSCIWrld35BofADevHYxSub
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	27.49%	9.22%	7.88%
EATON VANCE Index: ICE BoFA DM HU Ex Sub - USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA DM HY
Average Annual Return, Percent	16.52%	3.87%	4.17%
EATON VANCE Index: 65MSCIWrld35BofADevHYxSub
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	27.49%	9.22%	7.88%
EATON VANCE Index: ICE BoFA DM HU Ex Sub - USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA DM HY
Average Annual Return, Percent	16.52%	3.87%	4.17%
EATON VANCE Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	1.69%
EATON VANCE Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	1.69%
EATON VANCE Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	1.69%
EATON VANCE Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	1.69%
EATON VANCE Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	1.69%
EATON VANCE Index: 50BfFADevMktHYxSub50MstarLevLn
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	13.32%	5.27%	4.95%
EATON VANCE Index: ICE BofA DM HY Ex Sub - Hgd USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA DM HY ex-Sub Financials Hgd
Average Annual Return, Percent	16.11%	4.46%	4.93%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: 50BfFADevMktHYxSub50MstarLevLn
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	13.32%	5.27%	4.95%
EATON VANCE Index: ICE BofA DM HY Ex Sub - Hgd USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA DM HY ex-Sub Financials Hgd
Average Annual Return, Percent	16.11%	4.46%	4.93%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: 50BfFADevMktHYxSub50MstarLevLn
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	13.32%	5.27%	4.95%
EATON VANCE Index: ICE BofA DM HY Ex Sub - Hgd USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA DM HY ex-Sub Financials Hgd
Average Annual Return, Percent	16.11%	4.46%	4.93%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: 50BfFADevMktHYxSub50MstarLevLn
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	13.32%	5.27%	4.95%
EATON VANCE Index: ICE BofA DM HY Ex Sub - Hgd USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA DM HY ex-Sub Financials Hgd
Average Annual Return, Percent	16.11%	4.46%	4.93%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> LSTA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	10.56%	6.02%	4.92%
EATON VANCE Index: ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index
Average Annual Return, Percent	11.21%	4.45%	4.64%
EATON VANCE Index: ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index
Average Annual Return, Percent	11.21%	4.45%	4.64%
EATON VANCE Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.42%	18.31%	15.65%
EATON VANCE Index: Russell 3000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	43.42%	18.31%	15.65%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	34.07%	8.49%	7.93%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	34.07%	8.49%	7.93%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	34.07%	8.49%	7.93%